Long-term Investments - Equity Securities without Readily Determinable Fair Values (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) company	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Equity Securities without Readily Determinable Fair Values
Long-term investments, net	$ 2,200,548,000	$ 1,889,843,000		$ 1,288,816,000	$ 1,318,207,000
Number of private companies | company		2
Gains from upward adjustments		$ 166,600,000
Initial cost basis	1,535,760,000	1,191,225,000
Upward adjustments	162,530,000	166,553,000
Impairment	(338,108,000)	(55,289,000)
Foreign currency translation	(23,609,000)	(19,940,000)
Total carrying amount at the end of the period	1,336,573,000	1,282,549,000
Private company two
Equity Securities without Readily Determinable Fair Values
Initial cost basis		96,400,000
Private company three
Equity Securities without Readily Determinable Fair Values
Initial cost basis		91,500,000
Private company four
Equity Securities without Readily Determinable Fair Values
Initial cost basis		90,000,000.0
Private company, developer of mobile video apps
Equity Securities without Readily Determinable Fair Values
Initial cost basis	100,000,000.0
Private company six
Equity Securities without Readily Determinable Fair Values
Initial cost basis	60,000,000.0
Private company seven
Equity Securities without Readily Determinable Fair Values
Initial cost basis	50,800,000
Cost Method/ Equity Securities Without Readily Determinable Fair Values
Equity Securities without Readily Determinable Fair Values
Long-term investments, net	1,336,573,000	1,282,549,000		866,613,000	782,291,000
Impairment	282,800,000	55,300,000
Downward adjustment	2,700,000
Upward price adjustment recognized in disposed investment	4,000,000.0
Downward price adjustment recognized in disposed investment	2,700,000
Cost Method/ Equity Securities Without Readily Determinable Fair Values | Yixia Tech Co., Ltd
Equity Securities without Readily Determinable Fair Values
Impairment due to unsatisfied financial performance of investee	177,800,000
Cost Method/ Equity Securities Without Readily Determinable Fair Values | Private company two
Equity Securities without Readily Determinable Fair Values
Impairment due to significant performance deterioration of investee	75,200,000
Cost Method/ Equity Securities Without Readily Determinable Fair Values | Private company three
Equity Securities without Readily Determinable Fair Values
Impairment due to revised projections of future operating results of investee	29,800,000
Cost Method/ Equity Securities Without Readily Determinable Fair Values | Private company, developer of mobile video apps
Equity Securities without Readily Determinable Fair Values
Total carrying amount at the end of the period	$ 129,500,000
Equity Securities, FV-NI, Valuation Technique	us-gaap:MarketApproachValuationTechniqueMember
Cost Method/ Equity Securities Without Readily Determinable Fair Values | Private companies, excluding developer of mobile video apps
Equity Securities without Readily Determinable Fair Values
Total carrying amount at the end of the period	$ 0
Equity Securities, FV-NI, Valuation Technique	us-gaap:ValuationTechniqueDiscountedCashFlowMember
Cost Method/ Equity Securities Without Readily Determinable Fair Values | ASU 2016-01 | Private equity funds
Equity Securities without Readily Determinable Fair Values
Long-term investments, net			$ 27,400,000
Available for Sale Securities/ Equity Securities With Readily Determinable Fair Values
Equity Securities without Readily Determinable Fair Values
Long-term investments, net	$ 336,554,000	$ 165,936,000		$ 107,372,000	$ 154,289,000
Available for Sale Securities/ Equity Securities With Readily Determinable Fair Values | ASU 2016-01 | Private equity funds
Equity Securities without Readily Determinable Fair Values
Long-term investments, net			$ 37,700,000